COMMITMENTS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 18, 2022	Nov. 30, 2024	Jun. 30, 2024	Aug. 29, 2024	Jul. 19, 2024	Jul. 17, 2023
Loss Contingencies [Line Items]
Cash in trust account			$ 402,500
Interest rate	5.00%		9.00%
Share price			$ 10.62
Aggregate value			$ 20,000	$ 600,000
Payment for fees			$ 350,000
Principal amount					$ 1,500,000
Shares issued			1,500,000
Minimum [Member]
Loss Contingencies [Line Items]
Annual compensation			$ 480,000
Maximum [Member]
Loss Contingencies [Line Items]
Annual compensation			60,000
First Earnout Period [Member]
Loss Contingencies [Line Items]
Revenue recognized			8,750,000
Second Earnout Period [Member]
Loss Contingencies [Line Items]
Revenue recognized			$ 15,470,000
Class A Ordinary Shares [Member]
Loss Contingencies [Line Items]
Aggregate shares			9,200,000
Share price			$ 10.00			$ 10.41	$ 10.62
Aggregate value			$ 92,000,000
Conversion of shares			1,000,000
Class A Ordinary Shares [Member] | First Earnout Period [Member]
Loss Contingencies [Line Items]
Aggregate shares			800,000
Share price			$ 10.00
Aggregate value			$ 8,000,000
Class B Ordinary Shares [Member] | First Earnout Period [Member]
Loss Contingencies [Line Items]
Aggregate shares			1,000,000
Share price			$ 10.00
Aggregate value			$ 10,000,000
Underwriter [Member]
Loss Contingencies [Line Items]
Cash in trust account			$ 500,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering		1,500,000
IPO [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering		11,500,000
Percentage of cash underwritng commission			1.00%
Proceeds from Initial Public Offering			$ 1,150,000
Percentage of underwriting deferred Commission			3.50%
Gross proceeds from Initial Public Offering			$ 4,025,000
Share price			$ 10.20